FINANCIAL ASSETS AT AMORTISED COST (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Assets At Amortised Cost Explanatory [Abstract]
DisclosureOfDebtSecuritiesLoansAndAdvancesToBanksAndCustomers
Loans and advances to banks	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit- impaired £m	Total £m
At 1 January 2019	3,691	2	–	–	3,693
Exchange and other adjustments[1]	(125)	–	–	–	(125)
Additions (repayments)	1,286	(2)	–	–	1,284
At 31 December 2019	4,852	–	–	–	4,852
Allowance for impairment losses	–	–	–	–	–
Total loans and advances to banks	4,852	–	–	–	4,852

Loans and advances to customers	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit- impaired £m	Total £m
At 1 January 2019	420,968	25,308	5,397	15,391	467,064
Exchange and other adjustments[1]	(312)	(44)	26	283	(47)
Additions (repayments)	13,690	(2,520)	(857)	(1,934)	8,379
Transfers to Stage 1	6,318	(6,286)	(32)		–
Transfers to Stage 2	(13,052)	13,484	(432)		–
Transfers to Stage 3	(1,539)	(1,437)	2,976		–
	(8,273)	5,761	2,512	–	–
Recoveries	–	–	396	28	424
Acquisition of portfolios[2]	3,694	–	–	–	3,694
Financial assets that have been written off during the year	–	–	(1,827)	(54)	(1,881)
At 31 December 2019	429,767	28,505	5,647	13,714	477,633
Allowance for impairment losses	(669)	(993)	(1,359)	(142)	(3,163)
Total loans and advances to customers	429,098	27,512	4,288	13,572	474,470

Debt securities	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit- impaired £m	Total £m
At 1 January 2019	5,095	–	2	–	5,097
Exchange and other adjustments[1]	(90)	–	(1)	–	(91)
Additions (repayments)	320	–	–	–	320
At 31 December 2019	5,325	–	1	–	5,326
Allowance for impairment losses	–	–	(1)	–	(1)
Total debt securities	5,325	–	–	–	5,325

Due from fellow Lloyds Banking Group undertakings	1,854	–	43	–	1,897
Allowance for impairment losses	–	–	(43)	–	(43)
Due from fellow Lloyds Banking Group undertakings, net of impairment allowances	1,854	–	–	–	1,854

Total financial assets at amortised cost	441,129	27,512	4,288	13,572	486,501
Loans and advances to banks	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 1 January 2018	4,182	2	–	–	4,184
Exchange and other adjustments	58	–	–	–	58
Additions (repayments)	1,503	–	–	–	1,503
Disposal of businesses	(2,052)	–	–	–	(2,052)
At 31 December 2018	3,691	2	–	–	3,693
Allowance for impairment losses	(1)	–	–	–	(1)
Total loans and advances to banks	3,690	2	–	–	3,692
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
Loans and advances to customers
At 1 January 2018	403,881	37,245	5,073	17,973	464,172
Exchange and other adjustments	787	(12)	65	–	840
Additions (repayments)	28,156	(2,128)	(1,746)	(2,609)	21,673
Transfers to Stage 1	19,521	(19,498)	(23)		–
Transfers to Stage 2	(15,736)	15,989	(253)		–
Transfers to Stage 3	(1,971)	(2,220)	4,191		–
	1,814	(5,729)	3,915		–
Recoveries	–	–	552	27	579
Disposal of businesses	(13,670)	(4,068)	(884)	–	(18,622)
Financial assets that have been written off during the year			(1,578)	–	(1,578)
At 31 December 2018	420,968	25,308	5,397	15,391	467,064
Allowance for impairment losses	(518)	(992)	(1,432)	(78)	(3,020)
Total loans and advances to customers	420,450	24,316	3,965	15,313	464,044

	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
Debt securities
At 1 January 2018	3,305	–	3	–	3,308
Exchange and other adjustments	(103)	–	–	–	(103)
Additions (repayments)	1,897	–	–	–	1,897
Financial assets that have been written off during the year	–	–	(1)	–	(1)
Disposal of businesses	(4)	–	–	–	(4)
At 31 December 2018	5,095	–	2	–	5,097
Allowance for impairment losses	–	–	(2)	–	(2)
Total debt securities	5,095	–	–	–	5,095
Due from fellow Lloyds Banking Group undertakings	1,878	–	–	–	1,878
Total financial assets at amortised cost	431,113	24,318	3,965	15,313	474,709
Year ended 31 December 2019
Loans and advances to banks	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
At 1 January 2019	3,154	–	–	3,154
Exchange and other adjustments	(105)	–	–	(105)
Additions (repayments)	1,404	–	–	1,404
At 31 December 2019	4,453	–	–	4,453
Allowance for impairment losses	–	–	–	–
Total loans and advances to banks	4,453	–	–	4,453

Loans and advances to customers	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
At 1 January 2019	160,379	11,006	2,464	173,849
Exchange and other adjustments	(325)	(14)	–	(339)
Additions (repayments)	7,702	(1,424)	(287)	5,991
Transfers to Stage 1[1]	2,805	(2,782)	(23)	–
Transfers to Stage 2	(4,236)	4,455	(219)	–
Transfers to Stage 3	(649)	(560)	1,209	–
	(2,080)	1,113	967	–
Recoveries	–	–	152	152
Financial assets that have been written off during the year			(911)	(911)
At 31 December 2019	165,676	10,681	2,385	178,742
Allowance for impairment losses	(238)	(435)	(500)	(1,173)
Total loans and advances to customers	165,438	10,246	1,885	177,569

Debt securities	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
At 1 January 2019	4,960	–	–	4,960
Exchange and other adjustments	(91)	–	–	(91)
Additions (repayments)	372	–	–	372
At 31 December 2019	5,241	–	–	5,241
Allowance for impairment losses	–	–	–	–
Total debt securities	5,241	–	–	5,241

Due from fellow Lloyds Banking Group undertakings	202,295	–	55	202,350
Allowance for impairment losses	(18)	–	(55)	(73)
Due from fellow Lloyds Banking Group undertakings, net of impairment allowances	202,277	–	–	202,277

Total financial assets at amortised cost	377,409	10,246	1,885	389,540
Year ended 31 December 2018
Loans and advances to banks	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
At 1 January 2018	3,526	–	–	3,526
Exchange and other adjustments	48	–	–	48
Additions (repayments)	1,569	–	–	1,569
Disposal of businesses	(1,989)	–	–	(1,989)
At 31 December 2018	3,154	–	–	3,154
Allowance for impairment losses	(1)	–	–	(1)
Total loans and advances to banks	3,153	–	–	3,153
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
Loans and advances to customers
At 1 January 2018	156,827	12,150	2,712	171,689
Exchange and other adjustments	679	–	–	679
Additions (repayments)	15,676	(1,159)	(900)	13,617
Transfers to Stage 1[1]	7,763	(7,751)	(12)	–
Transfers to Stage 2	(8,239)	8,458	(219)	–
Transfers to Stage 3	(1,103)	(678)	1,781	–
	(1,579)	29	1,550	–
Recoveries			197	197
Disposal of businesses	(11,224)	(14)	(290)	(11,528)
Financial assets that have been written off during the year			(805)	(805)
At 31 December 2018	160,379	11,006	2,464	173,849
Allowance for impairment losses	(209)	(502)	(823)	(1,534)
Total loans and advances to customers	160,170	10,504	1,641	172,315

	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
Debt securities
At 1 January 2018	3,182	–	–	3,182
Exchange and other adjustments	(251)	–	–	(251)
Additions (repayments)	2,029	–	–	2,029
At 31 December 2018	4,960	–	–	4,960
Allowance for impairment losses	–	–	–	–
Total debt securities	4,960	–	–	4,960
Due from fellow Lloyds Banking Group undertakings	153,585	–	–	153,585
Total financial assets at amortised cost	321,868	10,504	1,641	334,013
1	Exchange and other adjustments includes certain adjustments, prescribed by IFRS 9, in respect of purchased or originated credit-impaired financial assets.
2	Acquisition of portfolios in 2019 relates to the purchase, completed in September 2019, of Tesco Bank’s UK residential mortgage portfolio.
1 Includes the effect of the change in transfer criteria approach for mortgages.